QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Income Statement (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 4,307,852			$ 2,115,260	$ 864,594	$ 397,734	$ 1,262,328	$ 7,899,200	$ 3,377,588	$ 8,716,023	$ 969,195
Legal investigations costs	11,581,241			2,656,763	2,564,737	2,742,708	5,307,445	20,639,030	7,964,208	10,004,519	789,183
Franchise tax expense	50,000			50,000	50,000	50,000	100,000	232,500	150,000	200,000	200,000
Loss from operation costs	15,939,093			4,822,023	(3,479,331)	3,190,442	(6,669,773)	28,770,730	11,491,796	18,920,542	1,958,378
Other income and expenses:
Interest earned on investments held in Trust Account	3,599,285			1,326,957	395,996	29,531	425,527	10,404,747	1,752,484	4,257,469	7,098
Loss before income taxes	(11,292,680)			(3,495,066)	(3,083,335)	(3,160,911)	(6,244,246)	(17,318,855)	(9,739,312)	(14,663,073)	(1,951,280)
Income tax expense	(899,687)			(323,645)	(33,614)	0	(33,614)	(2,687,493)	(357,259)	979,475	0
Net loss	$ (12,192,367)	$ (9,093,767)	$ 1,279,786	$ (3,818,711)	$ (3,116,949)	$ (3,160,911)	$ (6,277,860)	$ (20,006,348)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	30,000,330			30,027,234	30,027,234	30,027,234	30,027,234	30,019,049	30,027,234	30,026,769	9,404,134
Weighted average shares outstanding, diluted	30,000,330			30,027,234	30,027,234	30,027,234	30,027,234	30,019,049	30,027,234	30,026,769	9,404,134
Net income per common stock, basic	$ (0.33)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Net income per common stock, diluted	$ (0.33)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	7,187,500			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net income per common stock, basic	$ (0.33)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Net income per common stock, diluted	$ (0.33)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)